Consolidation scope	12 Months Ended
Dec. 31, 2021
Consolidation scope
Consolidation scope

Note 18 Consolidation scope

As of December 31, 2021, 1 140 entities are consolidated of which 160 are accounted for under the equity method (E).

The table below presents a comprehensive list of the consolidated entities:

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Exploration & Production
	Abu Dhabi Gas Industries Limited	15.00%	E	United Arab Emirates	United Arab Emirates
	Angola Block 14 B.V.	50.01%		Netherlands	Angola
	Angola LNG Supply Services, LLC	13.60%	E	United States	United States
	Bonny Gas Transport Limited	15.00%	E	Bermuda	Nigeria
	Brass Holdings B.V.	100.00%		Netherlands	Nigeria
	Brass LNG Limited	20.48%	E	Nigeria	Nigeria
	Congo Forest Company (CFC)	100.00%		Congo	Congo
	Deer Creek Pipelines Limited	75.00%		Canada	Canada
	Dolphin Energy Limited	24.50%	E	United Arab Emirates	United Arab Emirates
	E.F. Oil And Gas Limited	100.00%		United Kingdom	United Kingdom
	Elf E&P	100.00%		France	France
	Elf Exploration UK Limited	100.00%		United Kingdom	United Kingdom
	Elf Petroleum Iran	100.00%		France	Iran
	Elf Petroleum UK Limited	100.00%		United Kingdom	United Kingdom
	Gas Investment and Services Company Limited	10.00%	E	Bermuda	Oman
	Mabruk Oil Operations	49.02%		France	Libya
	Moattama Gas Transportation Company Limited	31.24%	E	Bermuda	Myanmar
	Norpipe Oil A/S	34.93%	E	Norway	Norway
	Norpipe Petroleum UK Limited	45.22%	E	United Kingdom	Norway
	Norpipe Terminal Holdco Limited	45.22%	E	United Kingdom	Norway
	Norsea Pipeline Limited	45.22%	E	United Kingdom	Norway
	North Oil Company	30.00%	E	Qatar	Qatar
	Novatek	19.40%	E	Russia	Russia
	Pars LNG Limited	40.00%	E	Bermuda	Iran
	Private Oil Holdings Oman Limited	10.00%	E	United Kingdom	Oman
	Stogg Eagle Funding B.V.	100.00%		Netherlands	Nigeria
	Tepkri Sarsang A/S	100.00%		Denmark	Iraq
	Terneftegaz JSC (a)	58.89%	E	Russia	Russia
	TOQAP Guyana B.V.	60.00%		Netherlands	Guyana
	Total (BTC) B.V.	100.00%		Netherlands	Azerbaijan
	Total Abu Al Bu Khoosh	100.00%		France	United Arab Emirates
	Total Austral	100.00%		France	Argentina
	Total Denmark ASW Pipeline ApS	100.00%		Denmark	Denmark
	Total Dolphin Midstream	100.00%		France	France
	Total E&P Absheron B.V.	100.00%		Netherlands	Azerbaijan
	Total E&P Al Shaheen A/S	100.00%		Denmark	Qatar
Total E&P Algerie	100.00%	France	Algeria
Total E&P Americas, LLC	100.00%	United States	United States
Total E&P Anchor, LLC	100.00%	United States	United States
Total E&P Angola Block 15/06	100.00%	France	Angola
Total E&P Angola Block 16	100.00%	France	Angola
Total E&P Angola Block 16 Holdings	100.00%	France	Angola
Total E&P Angola Block 29	100.00%	France	Angola
Total E&P Angola Block 33	100.00%	France	Angola
Total E&P Angola Block 39	100.00%	France	Angola
Total E&P Azerbaijan B.V.	100.00%	Netherlands	Azerbaijan
Total E&P Bolivie	100.00%	France	Bolivia
Total E&P Canada Limited	100.00%	Canada	Canada
Total E&P Chine	100.00%	France	China
Total E&P Chissonga	100.00%	France	Angola
Total E&P Colombie	100.00%	France	Colombia
Total E&P Congo	85.00%	Congo	Congo
Total E&P Cote d'Ivoire CI - 514	100.00%	France	Côte d'Ivoire
Total E&P Cyprus B.V.	100.00%	Netherlands	Cyprus
Total E&P Dolphin Upstream	100.00%	France	Qatar
Total E&P Dunga GmbH	100.00%	Germany	Kazakhstan
Total E&P East El Burullus Offshore B.V.	100.00%	Netherlands	Egypt
Total E&P Egypt Block 2 B.V.	100.00%	Netherlands	Egypt
Total E&P Egypt Offshore Western Desert B.V.	100.00%	Netherlands	Egypt
Total E&P Egypte	100.00%	France	Egypt
Total E&P Golfe Limited	100.00%	France	Qatar
Total E&P Guyane Francaise	100.00%	France	France
Total E&P Holdings UAE B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P Jack LLC	100.00%	United States	United States
Total E&P Jutland Denmark B.V.	100.00%	Netherlands	Denmark
Total E&P Kurdistan Region of Iraq (Harir) B.V.	100.00%	Netherlands	Iraq
Total E&P Kurdistan Region of Iraq (Safen) B.V.	100.00%	Netherlands	Iraq
Total E&P Kurdistan Region of Iraq (Taza) B.V.	100.00%	Netherlands	Iraq
Total E&P Kurdistan Region of Iraq B.V.	100.00%	Netherlands	Iraq
Total E&P Liban S.A.L.	100.00%	Lebanon	Lebanon
Total E&P Libye	100.00%	France	Libya
Total E&P Lower Zakum B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P M2 Holdings Limited	100.00%	South Africa	South Africa
Total E&P Mauritania Block C18 B.V.	100.00%	Netherlands	Mauritania
Total E&P Mauritania Block C9 B.V.	100.00%	Netherlands	Mauritania
Total E&P Mauritania Blocks DW B.V.	100.00%	Netherlands	Mauritania
Total E&P Mauritanie	100.00%	France	Mauritania
Total E&P Mozambique B.V.	100.00%	Netherlands	Mozambique
Total E&P Myanmar	100.00%	France	Myanmar
Total E&P New Ventures Inc.	100.00%	United States	United States
Total E&P Participations Petrolieres Congo	100.00%	Congo	Congo
Total E&P Philippines B.V.	100.00%	Netherlands	Philippines
Total E&P Qatar	100.00%	France	Qatar
Total E&P RDC	100.00%	Democratic Republic of Congo	Democratic Republic of Congo
Total E&P Research & Technology USA LLC	100.00%	United States	United States
Total E&P Services China Company Limited	100.00%	China	China
Total E&P South Pars	100.00%	France	Iran
Total E&P South Sudan	100.00%	France	Republic of South Sudan
Total E&P Syrie	100.00%	France	Syrian Arab Republic
Total E&P Tajikistan B.V.	100.00%	Netherlands	Tajikistan
Total E&P Thailand	100.00%	France	Thailand
Total E&P Timan-Pechora LLC	100.00%	Russia	Russia
Total E&P UAE Unconventional Gas B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P Uganda B.V.	100.00%	Netherlands	Uganda
Total E&P Umm Shaif Nasr B.V.	100.00%	Netherlands	United Arab Emirates
Total E&P US Well Containment, LLC	100.00%	United States	United States
Total E&P USA Inc.	100.00%	United States	United States
Total E&P USA Oil Shale, LLC	100.00%	United States	United States
Total E&P Waha Limited	100.00%	Cayman Islands	Libya
Total East Africa Midstream B.V.	100.00%	Netherlands	Uganda
Total Gabon	58.28%	Gabon	Gabon
Total Gass Handel Norge AS	100.00%	Norway	Norway
Total Holding Dolphin Amont	100.00%	France	France
Total Oil and Gas South America	100.00%	France	France
Total Pars LNG	100.00%	France	France
Total South Pars	100.00%	France	Iran
Total Venezuela	100.00%	France	France
TotalEnergies Denmark ASW Inc.	100.00%	United States	Denmark
TotalEnergies E&P North Sea UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies E&P UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies EP (Brunei) B.V.	100.00%	Netherlands	Brunei
TotalEnergies EP Algerie Berkine A/S	100.00%	Denmark	Algeria
TotalEnergies EP Angola	100.00%	France	Angola
TotalEnergies EP Angola Block 17.06	100.00%	France	Angola
TotalEnergies EP Angola Block 25	100.00%	France	Angola
TotalEnergies EP Angola Block 32	100.00%	France	Angola
TotalEnergies EP Angola Block 40	100.00%	France	Angola
TotalEnergies EP Angola Block 48 B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Angola Blocks 20-21	100.00%	France	Angola
TotalEnergies EP Asia Pacific Pte. Ltd	100.00%	Singapore	Singapore
TotalEnergies EP Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies EP Bulgaria B.V.	100.00%	Netherlands	Bulgaria
TotalEnergies EP Cambodge	100.00%	France	Cambodia
TotalEnergies EP Company UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies EP Côte d'Ivoire B.V.	100.00%	Netherlands	Côte d'Ivoire
TotalEnergies EP Côte d'Ivoire S.A.S.	100.00%	France	Côte d'Ivoire
TotalEnergies EP Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Danmark A/S - CPH	100.00%	Denmark	Denmark
TotalEnergies EP Europe Continentale Asie	100.00%	United Kingdom	United Kingdom
TotalEnergies EP France	100.00%	France	France
TotalEnergies EP Gastransport Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Greece B.V.	100.00%	Netherlands	Greece
TotalEnergies EP Guyana B.V.	100.00%	Netherlands	Guyana
TotalEnergies EP Holdings Russia	100.00%	France	France
TotalEnergies EP International K1 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K2 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International K3 Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP International Ltd	100.00%	United Kingdom	Kenya
TotalEnergies EP Iran B.V.	100.00%	Netherlands	Iran
TotalEnergies EP Iraq	100.00%	France	Iraq
TotalEnergies EP Italia S.p.A.	100.00%	Italy	Italy
TotalEnergies EP Kazakhstan	100.00%	France	Kazakhstan
TotalEnergies EP Kenya B.V.	100.00%	Netherlands	Kenya
TotalEnergies EP Malaysia	100.00%	France	Malaysia
TotalEnergies EP M'Bridge B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Mexico S.A. de C.V.	100.00%	Mexico	Mexico
TotalEnergies EP Namibia B.V.	100.00%	Netherlands	Namibia
TotalEnergies EP Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP Nigeria Deepwater A Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater B Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater C Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater D Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater E Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater F Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater G Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Deepwater H Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria Ltd	100.00%	Nigeria	Nigeria
TotalEnergies EP Nigeria S.A.S.	100.00%	France	France
TotalEnergies EP Norge AS	100.00%	Norway	Norway
TotalEnergies EP Oman S.A.S.	100.00%	France	Oman
TotalEnergies EP Petroleum Angola	100.00%	France	Angola
TotalEnergies EP Pipelines Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies EP Profils Petroliers	100.00%	France	France
TotalEnergies EP Qatar	100.00%	France	Qatar
TotalEnergies EP Ratawi Hub	100.00%	France	Iraq
TotalEnergies EP Russie	100.00%	France	Russia
TotalEnergies EP Sao Tome and Principe B.V.	100.00%	Netherlands	Angola
TotalEnergies EP Senegal	100.00%	France	Senegal
TotalEnergies EP Services Brazil B.V.	100.00%	Netherlands	Netherlands
TotalEnergies EP South Africa B.V.	100.00%	Netherlands	South Africa
TotalEnergies EP South Africa Block 567 (Pty) Ltd	100.00%	South Africa	South Africa
TotalEnergies EP Suriname B.V.	100.00%	Netherlands	Suriname
TotalEnergies EP Venezuela B.V.	100.00%	Netherlands	Venezuela
TotalEnergies EP Well Response	100.00%	France	France
TotalEnergies EP Yemen	100.00%	France	Yemen
TotalEnergies EP Yemen Block 3 B.V.	100.00%	Netherlands	Yemen
TotalEnergies Holdings Nederland B.V.	100.00%	Netherlands	Netherlands
TotalEnergies LNG Supply Services USA	100.00%	United States	United States
TotalEnergies Nature Based Solutions	100.00%	France	France
TotalEnergies Nature Based Solutions II	100.00%	France	France
TotalEnergies Nederland Facilities Management B.V.	100.00%	Netherlands	Netherlands
TotalEnergies Offshore GB Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Offshore UK Ltd	100.00%	United Kingdom	United Kingdom
TotalEnergies Petróleo & Gás Brasil Ltda	100.00%	Brazil	Brazil
TotalEnergies Shipping Brazil B.V.	100.00%	Netherlands	Brazil
TotalEnergies Termokarstovoye S.A.S.	100.00%	France	France
TotalEnergies Upstream Danmark A/S	100.00%	Denmark	Denmark
TotalEnergies Upstream Nigeria	100.00%	Nigeria	Nigeria
TotalEnergies Upstream UK Ltd	100.00%	United Kingdom	United Kingdom
Uintah Colorado Resources, LLC	66.67%	United States	United States
Unitah Colorado Resources II, LLC	100.00%	United States	United States
Ypergas S.A.	37.33%	Venezuela	Venezuela

Business		% Company		Country of
segment	Statutory corporate name	interest	Method	incorporation	Country of operations
Integrated Gas, Renewables & Power
	Abarloar Solar S.L.U.	100.00%		Spain	Spain
	Abu Dhabi Gas Liquefaction Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
	Adani Gas Limited AGL	37.40%	E	India	India
	Adani Green Energy Ltd	20.00%	E	India	India
	Adani Green Energy Twenty Three Limited	50.00%	E	India	India
	Adani Total Private Limited (f)	50.00%	E	India	India
	Advanced Thermal Batteries Inc.	50.00%	E	United States	United States
	Aerospatiale Batteries (ASB)	50.00%	E	France	France
	Aerowatt Energies	65.00%	E	France	France
	Aerowatt Energies 2	51.00%	E	France	France
	Al Kharsaa Solar Holdings B.V.	49.00%	E	Netherlands	Netherlands
	Alamo Solarbay S.L.U.	100.00%		Spain	Spain
	Albatross Software, LLC	50.83%		United States	United States
	Alcad AB	100.00%		Sweden	Sweden
	Alicante	50.00%	E	France	France
	Alicante 2	50.00%	E	France	France
	Altergie Territoires 3	50.00%	E	France	France
	Amber Solar Power Cinco, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Cuatro, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Dieciseis, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Diez, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Nueve, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Quince, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Tres, S.L.	65.00%	E	Spain	Spain
	Amber Solar Power Uno, S.L.	65.00%	E	Spain	Spain
	Amura Solar, S.L.U.	100.00%		Spain	Spain
	Anayet Solar, S.L.U.	100.00%		Spain	Spain
	Anclote Solar, S.L.U.	100.00%		Spain	Spain
	Ancora Solar, S.L.U.	100.00%		Spain	Spain
	Andromeda Solarbay HP S.L.	100.00%		Spain	Spain
	Arbotante Solar, S.L.U.	100.00%		Spain	Spain
	Arctic LNG 2 LLC (b)	21.64%	E	Russia	Russia
	Arctic Transshipment LLC (b)	27.46%	E	Russia	Russia
	Armada Solar, S.L.U.	100.00%		Spain	Spain
	ATJV Offshore	50.00%	E	Singapore	Singapore
	Atolón Solar, S.L.U.	100.00%		Spain	Spain
	Auriga Generacion S.L.	100.00%		Spain	Spain
	Automotive Cells Company, S.E.	50.00%	E	France	France
Baser Comercializadora de Referencia	100.00%		Spain	Spain
Bassin Du Capiscol	100.00%		France	France
Beauce Oratorienne	100.00%		France	France
BioBearn S.A.S.	100.00%		France	France
BioDeac S.A.S.	65.00%	E	France	France
BioGasconha S.A.S.	100.00%		France	France
Biogaz Breuil	100.00%		France	France
Biogaz Chatillon	100.00%		France	France
Biogaz Corcelles	100.00%		France	France
Biogaz Epinay	100.00%		France	France
Biogaz Libron	100.00%		France	France
Biogaz Milhac	100.00%		France	France
Biogaz Soignolles	100.00%		France	France
Biogaz Torcy	100.00%		France	France
Biogaz Vert Le Grand	100.00%		France	France
Biogaz Viriat	100.00%		France	France
BioLoie S.A.S.	55.00%	E	France	France
BioPommeria S.A.S.	100.00%		France	France
BioQuercy S.A.S.	66.00%	E	France	France
Bioroussillon S.A.S.	100.00%		France	France
Biovilleneuvois S.A.S.	100.00%		France	France
Blue Gem Wind Limited	80.00%	E	United Kingdom	United Kingdom
Blue Raven Solar Holdings, LLC	50.83%		United States	United States
Blue Raven Solar, LLC	50.83%		United States	United States
BRS Field Ops Nevada, LLC	50.83%		United States	United States
BRS Field Ops, LLC	50.83%		United States	United States
BRS Setter, LLC	50.83%		United States	United States
BSP Class B Member HoldCo, LLC	50.83%		United States	United States
BSP Holding Company, LLC	50.83%		United States	United States
BSP II Parent, LLC	50.83%		United States	United States
Cameron LNG Holdings LLC	16.60%	E	United States	United States
Castille	50.00%	E	France	France
Cefeo Solar S.L.	100.00%		Spain	Spain
Centaurus Environment S.L.U.	100.00%		Spain	Spain
Centrale Eolienne De La Vallee Gentillesse	74.80%		France	France
Centrale Eolienne Ploumoguer	100.00%		France	France
Centrale Eolienne Rembercourt	100.00%		France	France
Centrale Hydrolique Alas	100.00%		France	France
Centrale Hydrolique Ardon	90.00%		France	France
Centrale Hydrolique Arvan	100.00%		France	France
Centrale Hydrolique Barbaira	100.00%		France	France
Centrale Hydrolique Bonnant	100.00%		France	France
Centrale Hydrolique Gavet	100.00%		France	France
Centrale Hydrolique La Buissiere	100.00%		France	France
Centrale Hydrolique Miage	100.00%		France	France
Centrale Hydrolique Previnquieres	100.00%		France	France
Centrale Photovoltaique De Merle Sud	40.58%	E	France	France
Centrale Solaire 2	100.00%		France	France
Centrale Solaire APV R&D	100.00%		France	France
Centrale Solaire Autoprod	100.00%		France	France
Centrale Solaire Beauce Val de Loire	60.00%		France	France
Centrale Solaire Borde Blanche	100.00%		France	France
Centrale Solaire Briffaut	100.00%		France	France
Centrale Solaire Cet d'Al Gouty	100.00%		France	France
Centrale Solaire Chemin De Melette	51.00%	E	France	France
Centrale Solaire De Cazedarnes	75.00%		France	France
Centrale Solaire Dom	100.00%		France	France
Centrale Solaire Du Centre Ouest	100.00%		France	France
Centrale Solaire Du Lavoir	60.00%		France	France
Centrale Solaire Estarac	35.00%	E	France	France
Centrale Solaire Estarac 2	100.00%		France	France
Centrale Solaire Forum Laudun	100.00%		France	France
Centrale Solaire Gatilles	100.00%		France	France
Centrale Solaire Golbey	100.00%		France	France
Centrale Solaire Guinots	60.00%	E	France	France
Centrale Solaire Heliovale	59.63%	E	France	France
Centrale Solaire La Potence	100.00%		France	France
Centrale Solaire La Roquette	100.00%		France	France
Centrale Solaire La Tastere	60.00%	E	France	France
Centrale Solaire Larampeau	100.00%		France	France
Centrale Solaire Les Cordeliers	83.98%		France	France
Centrale Solaire Les Cordeliers 2	100.00%		France	France
Centrale Solaire Lodes	50.00%	E	France	France
Centrale Solaire Lot 1	100.00%		France	France
Centrale Solaire Mazeran Lr	50.00%	E	France	France
Centrale Solaire Merle Sud 2	60.00%	E	France	France
Centrale Solaire Olinoca	10.00%	E	France	France
Centrale Solaire Ombrieres Cap Agathois	83.98%		France	France
Centrale Solaire Ombrieres De Blyes	100.00%		France	France
Centrale Solaire Plateau De Pouls	51.00%		France	France
Centrale Solaire Pouy Negue 2	100.00%		France	France
Centrale Solaire Quinipily 2	100.00%		France	France
Centrale Solaire Terre du Roi	100.00%		France	France
Centrale Solaire Toiture Josse	60.00%	E	France	France
Centrale Solaire TQ 2	100.00%		France	France
Centrale Solaire TQ1	100.00%		France	France
Centrale Solaire Vauvoix	100.00%		France	France
Centrale Solaire Zabo 2	100.00%		France	France
Cerezo Solar, S.L.U.	100.00%		Spain	Spain
Cidra Solar, S.L.U.	100.00%		Spain	Spain
Circinus Energy S.L.	100.00%		Spain	Spain
Cogenra Solar, Inc.	50.83%		United States	United States
Colón LNG Marketing S. de R. L.	50.00%	E	Panama	Panama
Columba Renovables S.L.U.	100.00%		Spain	Spain
Cote d'Ivoire GNL	34.00%	E	Côte d'Ivoire	Côte d'Ivoire
Cygnus Environment S.L.	100.00%		Spain	Spain
DAJA 154	100.00%		France	France
DAJA 160	100.00%		France	France
Danish Fields Solar, LLC	100.00%		United States	United States
ECA LNG Holdings B.V.	16.60%	E	Netherlands	Netherlands
Eclipse Solar SPA	100.00%		Chile	Chile
Edelweis Solar, S.L.U.	100.00%		Spain	Spain
Energie Developpement	50.00%	E	France	France
Eole Boin	100.00%		France	France
Eole Champagne Conlinoise	66.00%	E	France	France
Eole Dadoud	100.00%		France	France
Eole Fonds Caraibes	100.00%		France	France
Eole Grand Maison	100.00%		France	France
Eole La Montagne	87.60%		France	France
Eole La Perriere S.A.R.L.	100.00%		France	France
Eole Morne Carriere	100.00%		France	France
Eole Morne Constant	100.00%		France	France
Eole Yate	100.00%		France	France
Eolmed	20.00%	E	France	France
Falcon Acquisition Holdco, Inc.	50.83%		United States	United States
Falla Solar, S.L.U.	100.00%		Spain	Spain
Farm	100.00%		France	France
Fast Jung KB	100.00%		Sweden	Sweden
Fluxsol	100.00%		France	France
Fonroche Energies Renouvelables S.A.S.	100.00%		France	France
Frieman & Wolf Batterietechnick GmbH	100.00%		Germany	Germany
G.K. Succeed Tsu Haze	90.00%		Japan	Japan
Garonne-et-Canal Energies	100.00%		France	France
Gas Del Litoral SRLCV	25.00%	E	Mexico	Mexico
Gfs I Holding Company, LLC	50.83%		United States	United States
Glaciere De Palisse	100.00%		France	France
Global LNG Armateur S.A.S.	100.00%		France	France
Global LNG Downstream S.A.S.	100.00%		France	France
Global LNG North America Corporation	100.00%		United States	United States
Global LNG S.A.S.	100.00%		France	France
Go Electric	100.00%		United States	United States
Golden Fields Solar I, LLC	50.83%		United States	United States
Goodfellow Solar Construction, LLC	50.83%		United States	United States
Goodfellow Solar III, LLC	50.83%		United States	United States
Gray Whale Offshore Wind Power No.1 Co., Ltd	50.00%	E	South Korea	South Korea
Gray Whale Offshore Wind Power No.2 Co., Ltd	50.00%	E	South Korea	South Korea
Greenflex Actirent Group, S.L.	100.00%		Spain	Spain
Greenflex S.A.S.	100.00%		France	France
GridVault DR1, LLC	50.83%		United States	United States
Grillete Solar, S.L.U.	100.00%		Spain	Spain
GT R4 Holding Limited	50.00%	E	United Kingdom	United Kingdom
Gulf Total Tractebel Power Company PSJC	20.00%	E	United Arab Emirates	United Arab Emirates
Hanwha Total Solar II, LLC	50.00%	E	United States	United States
Hanwha Total Solar, LLC	50.00%	E	United States	United States
Helio 100 Kw	100.00%		France	France
Helio 971	100.00%		France	France
Helio 974 Sol 1	100.00%		France	France
Helio 974 Toiture 2	100.00%		France	France
Helio Fonds Caraibes	100.00%		France	France
Helio L'R	100.00%		France	France
Helio Moindah	100.00%		France	France
Helio Plaine des Gaiacs	100.00%		France	France
Helio Saint Benoit	100.00%		France	France
Helio Tontouta	100.00%		France	France
Helio Wabealo	100.00%		France	France
Helix Project III, LLC	50.83%		United States	United States
Helix Project V, LLC	50.83%		United States	United States
HETTY	100.00%		France	France
Hydro Tinee	50.00%	E	France	France
Hydromons	100.00%		France	France
Ichthys LNG PTY Limited	26.00%	E	Australia	Australia
Institut Photovoltaique D'Ile De France (IPVF)	43.00%		France	France
Ise Total Nanao Power Plant G.K.	50.00%	E	Japan	Japan
JDA Overseas Holdings, LLC	50.83%		United States	United States
Jingdan New Energy investment (Shanghai) Co. Ltd	50.00%	E	China	China
Jmcp	50.05%		France	France
JOBS Tugboat, LLC	50.83%		United States	United States
Komundo Offshore Wind Power Co., Ltd	50.00%	E	South Korea	South Korea
LA Basin Solar I, LLC	50.83%		United States	United States
La Compagnie Electrique de Bretagne	100.00%		France	France
La Metairie Neuve	25.00%	E	France	France
La Seauve	40.00%	E	France	France
Lampiris S.A.	100.00%		Belgium	Belgium
Lanuza Solar, S.L.U.	100.00%		Spain	Spain
Lemoore Stratford Land Holdings IV, LLC	50.83%		United States	United States
Les Vents de la Moivre 2	100.00%		France	France
Les Vents de la Moivre 3	100.00%		France	France
Les Vents de la Moivre 4	100.00%		France	France
Les Vents de la Moivre 5	100.00%		France	France
Les Vents De Nivillac	100.00%		France	France
Leuret	50.00%	E	France	France
Lincoln Solar Star, LLC	50.83%		United States	United States
Lorca	100.00%		France	France
Luce Solar SPA	100.00%		Chile	Chile
Luminora Solar 5	65.00%	E	Spain	Spain
Luminora Solar cuatro, S.L.	65.00%	E	Spain	Spain
Luminora Solar Dos, S.L.	65.00%	E	Spain	Spain
Luminora Solar Tres, S.L.	65.00%	E	Spain	Spain
Maenggoldo Offshore Wind Power Co., Ltd	50.00%	E	South Korea	South Korea
Margeriaz Energie	100.00%		France	France
Martianez Solar, S.L.U.	100.00%		Spain	Spain
Marysville Unified School District Solar, LLC	50.83%		United States	United States
Mauricio Solar, S.L.U.	100.00%		Spain	Spain
Maxeon Solar Technologies, Pte. Ltd.	27.45%	E	Singapore	Singapore
Methanergy	100.00%		France	France
Missiles & Space Batteries Limited	50.00%	E	United Kingdom	United Kingdom
Miyagi Osato Solar Park G.K.	45.00%	E	Japan	Japan
Miyako Kuzakai Solarpark G.K.	50.00%	E	Japan	Japan
Moz LNG1 Co-Financing Company	26.50%		Mozambique	Mozambique
Moz LNG1 Financing Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
Moz LNG1 Holding Company Ltd	26.50%		United Arab Emirates	United Arab Emirates
Mozambique LNG Marine Terminal Company S.A.	26.50%		Mozambique	Mozambique
Mozambique MOF Company S.A.	26.50%		Mozambique	Mozambique
Mulilo Prieska PV (RF) Proprietary Limited	27.00%	E	South Africa	South Africa
Myrtle Solar, LLC	100.00%		United States	United States
National Gas Shipping Company Limited	5.00%	E	United Arab Emirates	United Arab Emirates
NEM Solar Targetco, LLC	50.83%		United States	United States
Nigeria LNG Limited	15.00%	E	Nigeria	Nigeria
Northern Lights JV DA	33.33%	E	Norway	Norway
NorthStar Energy Management Nevada, LLC	50.83%		United States	United States
NorthStar Energy Management, LLC	50.83%		United States	United States
Nouvelle Centrale Eolienne de Lastours	50.00%	E	France	France
Nuza Solar, S.L.U.	100.00%		Spain	Spain
Nyk Armateur S.A.S.	50.00%	E	France	France
Oman LNG, LLC	5.54%	E	Oman	Oman
Parc Eolien De Coupru	50.00%	E	France	France
Parc Eolien Des Monts Jumeaux	50.00%	E	France	France
Parc Eolien du Vilipon	50.00%	E	France	France
Parque Fotovoltaico Alicahue Solar SPA	100.00%		Chile	Chile
Parque Fotovoltaico Santa Adriana Solar SPA	100.00%		Chile	Chile
Pilastra Solar, S.L.U.	100.00%		Spain	Spain
Planta solar OPDE Andalucía 3, S.L.U.	100.00%		Spain	Spain
Portalon Solar, S.L.U.	100.00%		Spain	Spain
Pos Production Ii	60.00%		France	France
Pos Production Iii	70.00%		France	France
Pos Production Iv	70.00%		France	France
Pos Production V	70.00%		France	France
Postigo Solar, S.L.U.	100.00%		Spain	Spain
Qatar Liquefied Gas Company Limited	10.00%	E	Qatar	Qatar
Qatar Liquefied Gas Company Limited (II)	16.70%	E	Qatar	Qatar
Quadrica	51.00%	E	France	France
Quilla Solar, S.L.U.	100.00%		Spain	Spain
Rabiza Solar, S.L.U.	100.00%		Spain	Spain
Recova Solar, S.L.U.	100.00%		Spain	Spain
Regata Solar, S.L.U.	100.00%		Spain	Spain
RLA Solar SPA	100.00%		Chile	Chile
Rosamond Raven Holdings, LLC	50.83%		United States	United States
Saft (Zhuhai FTZ) Batteries Company Limited	100.00%		China	China
Saft (Zhuhai) Energy Storage Co	100.00%		China	China
Saft AB	100.00%		Sweden	Sweden
Saft Acquisition S.A.S.	100.00%		France	France
Saft America Inc.	100.00%		United States	United States
Saft AS	100.00%		Norway	Norway
Saft Australia PTY Limited	100.00%		Australia	Australia
Saft Batterias SL	100.00%		Spain	Spain
Saft Batterie Italia S.R.L.	100.00%		Italy	Italy
Saft Batterien GmbH	100.00%		Germany	Germany
Saft Batteries Pte Limited	100.00%		Singapore	Singapore
Saft Batteries PTY Limited	100.00%		Australia	Australia
Saft Batterijen B.V.	100.00%		Netherlands	Netherlands
Saft Do Brasil Ltda	100.00%		Brazil	Brazil
Saft EV S.A.S.	100.00%		France	France
Saft Ferak AS	100.00%		Czech Republic	Czech Republic
Saft Groupe S.A.S.	100.00%		France	France
Saft Hong Kong Limited	100.00%		Hong Kong	Hong Kong
Saft India Private Limited	100.00%		India	India
Saft Japan KK	100.00%		Japan	Japan
Saft Limited	100.00%		United Kingdom	United Kingdom
Saft LLC	100.00%		Russia	Russia
Saft Nife ME Limited	100.00%		Cyprus	Cyprus
Saft S.A.S.	100.00%		France	France
Seagreen HoldCo 1 Limited	51.00%	E	United Kingdom	United Kingdom
SGS Antelope Valley Development, LLC	50.83%		United States	United States
Shams Power Company PJSC	20.00%	E	United Arab Emirates	United Arab Emirates
Shop Renewable Energy, LLC	50.83%		United States	United States
Societe Champenoise d'Energie	16.00%	E	France	France
Societe d'exploitation de centrales photovoltaiques 1	25.47%		France	France
Societe Economie Mixte Production Energetique Renouvelable	35.92%	E	France	France
Solar Carport NJ, LLC	50.83%		United States	United States
Solar Energies	65.00%	E	France	France
Solar Sail Commercial DevCo I, LLC	50.83%		United States	United States
Solar Sail Commercial Holdings, LLC	50.83%		United States	United States
Solar Sail Commercial MPW DevCo, LLC	50.83%		United States	United States
Solar Sail Generate Devco I, LLC	50.83%		United States	United States
Solar Sail, LLC	50.83%	E	United States	United States
Solar Star Academia 1, LLC	50.83%		United States	United States
Solar Star Always Low Prices Ct, LLC	50.83%		United States	United States
Solar Star Always Low Prices Hi, LLC	50.83%		United States	United States
Solar Star Arizona HMR-I, LLC	50.83%		United States	United States
Solar Star Arizona VII, LLC	50.83%		United States	United States
Solar Star Baltimore Carney, LLC	50.83%		United States	United States
Solar Star Baltimore Roofs, LLC	50.83%		United States	United States
Solar Star Bay City 2, LLC	50.83%		United States	United States
Solar Star Bear Creek, LLC	50.83%		United States	United States
Solar Star Big Apple BTM, LLC	50.83%		United States	United States
Solar Star Big Apple CDG, LLC	50.83%		United States	United States
Solar Star Buchanan 2, LLC	50.83%		United States	United States
Solar Star California I, LLC	50.83%		United States	United States
Solar Star California LXXV, LLC	50.83%		United States	United States
Solar Star California LXXVI, LLC	50.83%		United States	United States
Solar Star California XXXV, LLC	50.83%		United States	United States
Solar Star California XXXVI, LLC	50.83%		United States	United States
Solar Star California XXXVIII, LLC	50.83%		United States	United States
Solar Star Carbondale 1, LLC	50.83%		United States	United States
Solar Star Charlotte 1, LLC	50.83%		United States	United States
Solar Star Clovis Curry North, LLC	50.83%		United States	United States
Solar Star Co Co 1, LC	50.83%		United States	United States
Solar Star Co Co 2, LLC	50.83%		United States	United States
Solar Star Co Co 2500, LLC	50.83%		United States	United States
Solar Star Coastal Pirate, LLC	50.83%		United States	United States
Solar Star Colorado II, LLC	50.83%		United States	United States
Solar Star CRC Kern Front, LLC	50.83%		United States	United States
Solar Star CRC Mt. Poso, LLC	50.83%		United States	United States
Solar Star CRC North Shafter, LLC	50.83%		United States	United States
Solar Star CRC Pier A West, LLC	50.83%		United States	United States
Solar Star CRC Yowlumne 1 North, LLC	50.83%		United States	United States
Solar Star CRC Yowlumne 2 South, LLC	50.83%		United States	United States
Solar Star Deer Island, LLC	50.83%		United States	United States
Solar Star Energy Center, LLC	50.83%		United States	United States
Solar Star George Gift, LLC	50.83%		United States	United States
Solar Star Golden Empire, LLC	50.83%		United States	United States
Solar Star Harbor, LLC	50.83%		United States	United States
Solar Star HD Maryland, LLC	50.83%		United States	United States
Solar Star HD New Jersey, LLC	50.83%		United States	United States
Solar Star HD New York, LLC	50.83%		United States	United States
Solar Star Healthy 1, LLC	50.83%		United States	United States
Solar Star Healthy Lake, LLC	50.83%		United States	United States
Solar Star Herald Square 1, LLC	50.83%		United States	United States
Solar Star Hernwood, LLC	50.83%		United States	United States
Solar Star Irondale, LLC	50.83%		United States	United States
Solar Star Kale 1, LLC	50.83%		United States	United States
Solar Star Khsd, LLC	50.83%		United States	United States
Solar Star LA County High Desert, LLC	50.83%		United States	United States
Solar Star LCR Culver City, LLC	50.83%		United States	United States
Solar Star LCR Irvine, LLC	50.83%		United States	United States
Solar Star LCR LA 1, LLC	50.83%		United States	United States
Solar Star LCR LA 2, LLC	50.83%		United States	United States
Solar Star LCR Split 1, LLC	50.83%		United States	United States
Solar Star LCR Split 2, LLC	50.83%		United States	United States
Solar Star Lincoln School, LLC	50.83%		United States	United States
Solar Star Los Lunas, LLC	50.83%		United States	United States
Solar Star MA - Tewksbury, LLC	50.83%		United States	United States
Solar Star Massachusetts II, LLC	50.83%		United States	United States
Solar Star Massachusetts III, LLC	50.83%		United States	United States
Solar Star Maxx 1, LLC	50.83%		United States	United States
Solar Star Maynard 1, LLC	50.83%		United States	United States
Solar Star Meridian Park West, LLC	50.83%		United States	United States
Solar Star Mount Crawford 1, LLC	50.83%		United States	United States
Solar Star Parent CRC Kern Front, LLC	50.83%		United States	United States
Solar Star Parent CRC Mt. Poso, LLC	50.83%		United States	United States
Solar Star Parent CRC North Shafter, LLC	50.83%		United States	United States
Solar Star Parent CRC Pier A West, LLC	50.83%		United States	United States
Solar Star Parent CRC Yowlumne 1 North, LLC	50.83%		United States	United States
Solar Star Parent CRC Yowlumne 2 South, LLC	50.83%		United States	United States
Solar Star Parkton, LLC	50.83%		United States	United States
Solar Star Pennsauken, LLC	50.83%		United States	United States
Solar Star Petersburg 1, LLC	50.83%		United States	United States
Solar Star Philipsburg 1, LLC	50.83%		United States	United States
Solar Star Prairie Holding, LLC	50.83%		United States	United States
Solar Star Prime 2, LLC	50.83%		United States	United States
Solar Star Prime 3, LLC	50.83%		United States	United States
Solar Star Prime 4, LLC	50.83%		United States	United States
Solar Star Prime SCK3, LLC	50.83%		United States	United States
Solar Star PTC 1, LLC	50.83%		United States	United States
Solar Star PTC 2, LLC	50.83%		United States	United States
Solar Star Rancho CWD I, LLC	50.83%		United States	United States
Solar Star River, LLC	50.83%		United States	United States
Solar Star Serving Science, LLC	50.83%		United States	United States
Solar Star South Deering, LLC	50.83%		United States	United States
Solar Star Storage Texas, LLC	50.83%		United States	United States
Solar Star Track Cheverly, LLC	50.83%		United States	United States
Solar Star Track Southern Ave 1, LLC	50.83%		United States	United States
Solar Star Track Southern Ave 2, LLC	50.83%		United States	United States
Solar Star Tranquility, LLC	50.83%		United States	United States
Solar Star Unkety Brook, LLC	50.83%		United States	United States
Solar Star Urbana Landfill Central, LLC	50.83%		United States	United States
Solar Star Urbana Landfill East, LLC	50.83%		United States	United States
Solar Star Virginia Holdco, LLC	50.83%		United States	United States
Solar Star Wholesome Portland, LLC	50.83%		United States	United States
Solar Star Woodlands St Cr, LLC	50.83%		United States	United States
SolarBridge Technologies Inc.	50.83%		United States	United States
Solarstar Ma I, LLC	50.83%		United States	United States
Solarstar Prime I, LLC	50.83%		United States	United States
SolarStorage Fund A, LLC	50.83%		United States	United States
SolarStorage Fund B, LLC	50.83%		United States	United States
SolarStorage Fund C, LLC	50.83%		United States	United States
SolarStorage Fund D, LLC	50.83%		United States	United States
South Hook LNG Terminal Company Limited	8.35%	E	United Kingdom	United Kingdom
Spinnaker Solar, S.L.U.	100.00%		Spain	Spain
SPWR SS 1, LLC	50.83%		United States	United States
SPWR SunStrong Holdings, LLC	50.83%		United States	United States
SunPower AssetCo, LLC	50.83%		United States	United States
SunPower Bobcat Solar, LLC	50.83%		United States	United States
SunPower Capital Services, LLC	50.83%		United States	United States
SunPower Capital, LLC	50.83%		United States	United States
SunPower Commercial FTB Construction, LLC	50.83%		United States	United States
SunPower Commercial Holding Company FTB SLB Parent, LLC	50.83%		United States	United States
SunPower Commercial Holding Company FTB SLB, LLC	50.83%		United States	United States
SunPower Corporation	50.83%		United States	United States
SunPower Corporation, Systems	50.83%		United States	United States
SunPower DevCo, LLC	50.83%		United States	United States
SunPower Electrical of New York, LLC	50.83%		United States	United States
SunPower Energia SPA	50.83%		Chile	Chile
SunPower Energy Systems Canada Corporation	50.83%		Canada	Canada
SunPower Equity Holdings, LLC	50.83%		United States	United States
SunPower Foundation	50.83%		United States	United States
SunPower Helix I, LLC	50.83%		United States	United States
SunPower HoldCo, LLC	50.83%		United States	United States
SunPower Manufacturing Oregon, LLC	50.83%		United States	United States
SunPower North America, LLC	50.83%		United States	United States
SunPower NY CDG 1, LLC	50.83%		United States	United States
SunPower Philippines Limited - Regional Operating Headquarters	50.83%		Cayman Islands	Cayman Islands
SunPower Residential V, LLC	50.83%		United States	United States
SunPower Residential VI, LLC	50.83%		United States	United States
Sunpower Residential VII, LLC	50.83%		United States	United States
SunPower Revolver HoldCo I Parent, LLC	50.83%		United States	United States
SunPower Revolver HoldCo I, LLC	50.83%		United States	United States
SunPower Systems Mexico S. de R.L. de C.V.	50.83%		Mexico	Mexico
SunPower Technologies Assetco Holdings, LLC	50.83%		United States	United States
Sunstrong Capital Holdings, LLC	50.83%	E	United States	United States
SunStrong Partners, LLC	50.83%	E	United States	United States
Sunzil	50.00%	E	France	France
Swingletree Operations, LLC	50.83%		United States	United States
Tadiran Batteries GmbH	100.00%		Germany	Germany
Tadiran Batteries Limited	100.00%		Israel	Israel
Temasol	50.83%		Morocco	Morocco
Tianneng Saft Energy Joint Stock Company	40.00%	E	China	China
TIEA Energie	100.00%		France	France
Total Direct Energie Belgium	100.00%		Belgium	Belgium
Total E&P Indonesia Mentawai B.V.	100.00%		Netherlands	Indonesia
Total E&P Indonesie	100.00%		France	Indonesia
Total E&P Mauritius Holding Limited	100.00%		Mauritius Island	Mauritius Island
Total E&P PNG 2 B.V.	100.00%		Netherlands	Papua New Guinea
Total E&P Sebuku	100.00%		France	Indonesia
Total Energies Biogaz France	100.00%		France	France
Total Energy Investments Tianjin	100.00%		China	China
Total Eren (c)	29.60%	E	France	France
Total Eren Holding	33.86%	E	France	France
Total Gas & Power Actifs Industriels	100.00%		France	France
Total Gas & Power Chartering Limited	100.00%		United Kingdom	United Kingdom
Total Gas & Power Services Limited	100.00%		United Kingdom	United Kingdom
Total Indian Ocean Renewables	100.00%		Mauritius Island	Mauritius Island
Total Indian Ocean Solar Wind	100.00%		Mauritius Island	Mauritius Island
Total Investment Management Tianjin	100.00%		China	China
Total Midstream Holdings UK Limited	100.00%		United Kingdom	United Kingdom
Total Shenergy LNG (Shanghai) Co., Ltd.	49.00%	E	China	China
Total Solar Singapore Pte Ltd	100.00%		Singapore	Singapore
Total Strong, LLC	50.00%	E	United States	United States
Total SunPower Energia S.A.	50.83%		Chile	Chile
Total Tengah	100.00%		France	Indonesia
Total Tractebel Emirates O & M Company	50.00%	E	France	United Arab Emirates
Total Tractebel Emirates Power Company	50.00%	E	France	United Arab Emirates
Total USA International, LLC	100.00%		United States	United States
Total Yemen LNG Company Limited	100.00%		Bermuda	Bermuda
TotalEnergies - Centrale Electrique Bayet	100.00%		France	France
TotalEnergies - Centrale Electrique Marchienne-au-Pont	100.00%		Belgium	Belgium
TotalEnergies - Centrale Electrique Pont-sur-Sambre	100.00%		France	France
TotalEnergies - Centrale Electrique Saint-Avold	100.00%		France	France
TotalEnergies - Centrale Electrique Toul	100.00%		France	France
TotalEnergies Australia Unit Trust (e)	0.00%		Australia	Australia
TotalEnergies Carbon Solutions	100.00%		France	France
TotalEnergies Clientes	100.00%		Spain	Spain
TotalEnergies DF Solar, LLC	100.00%		United States	United States
TotalEnergies E&P Yamal	100.00%		France	France
TotalEnergies Electricidad y Gas España	100.00%		Spain	Spain
TotalEnergies Electricité et Gaz France	100.00%		France	France
TotalEnergies EP Angola Développement Gaz	100.00%		France	Angola
TotalEnergies EP Australia	100.00%		France	Australia
TotalEnergies EP Australia II	100.00%		France	Australia
TotalEnergies EP Australia III	100.00%		France	Australia
TotalEnergies EP Barnett USA	100.00%		United States	United States
TotalEnergies EP Holdings Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies EP Ichthys B.V.	100.00%		Netherlands	Australia
TotalEnergies EP Ichthys Holdings	100.00%		France	France
TotalEnergies EP Mozambique Area1, Ltda	100.00%		Mozambique	Mozambique
TotalEnergies EP Oman Block 12 B.V.	100.00%		Netherlands	Oman
TotalEnergies EP Oman Development B.V.	100.00%		Netherlands	Oman
TotalEnergies EP PNG Ltd	100.00%		Papua New Guinea	Papua New Guinea
TotalEnergies EP Salmanov	100.00%		France	France
TotalEnergies EP Singapore Pte. Ltd.	100.00%		Singapore	Singapore
TotalEnergies EP Transshipment S.A.S.	100.00%		France	Russia
TotalEnergies ESS Flandres	100.00%		France	France
TotalEnergies Exploration Australia Pty Ltd	100.00%		Australia	Australia
TotalEnergies Gas & Power Asia Private Limited	100.00%		Singapore	Singapore
TotalEnergies Gas & Power Brazil	100.00%		France	France
TotalEnergies Gas & Power Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Gas & Power Ltd, London, Meyrin - Geneva branch	100.00%		United Kingdom	Switzerland
TotalEnergies Gas & Power North America, Inc.	100.00%		United States	United States
TotalEnergies Gas Holdings Andes	100.00%		France	France
TotalEnergies Gas Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Gas y Electricidad Argentina S.A.	100.00%		Argentina	Argentina
TotalEnergies Gaz & Electricité Holdings	100.00%		France	France
TotalEnergies GLNG Australia	100.00%		France	Australia
TotalEnergies GLNG Holdings Australia S.A.S.	100.00%		France	Australia
TotalEnergies H Solar, LLC	100.00%		United States	United States
TotalEnergies LNG Angola Ltd	13.60%	E	Bermuda	Angola
TotalEnergies LNG Angola	100.00%		France	France
TotalEnergies M Solar, LLC	100.00%		United States	United States
TotalEnergies Mercado España	100.00%		Spain	Spain
TotalEnergies New Ventures USA, Inc.	100.00%		United States	United States
TotalEnergies Offshore Wind Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Offshore Wind Korea	100.00%		France	France
TotalEnergies Power Generation France	100.00%		France	France
TotalEnergies Renewables	100.00%		France	France
TotalEnergies Renewables Asia	100.00%		Singapore	Singapore
TotalEnergies Renewables DG Holdings Asia PTE Ltd	100.00%		Singapore	Singapore
TotalEnergies Renewables DG MEA - Assets 1 FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables DG MEA FZE	100.00%		United Arab Emirates	United Arab Emirates
TotalEnergies Renewables Iberica, S.L.U	100.00%		Spain	Spain
TotalEnergies Renewables International	100.00%		France	France
TotalEnergies Renewables Latin America	100.00%		Chile	Chile
TotalEnergies Renewables Projects Vietnam	100.00%		Singapore	Singapore
Totalenergies Renewables R4 Holdco Ltd	100.00%		United Kingdom	United Kingdom
Totalenergies Renewables Seagreen Holdco Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Renewables Thailand	100.00%		Thailand	Thailand
TotalEnergies Renewables USA, LLC	100.00%		United States	United States
TotalEnergies Renouvelables Antilles Guyane	100.00%		France	France
TotalEnergies Renouvelables Danemark ApS	100.00%		Denmark	Denmark
TotalEnergies Renouvelables France	100.00%		France	France
TotalEnergies Renouvelables Nogara	50.00%	E	France	France
TotalEnergies Renouvelables Pacific	100.00%		France	France
TotalEnergies Solar France	100.00%		France	France
TotalEnergies Solar Intl	100.00%		France	France
TotalEnergies Sviluppo Italia S.R.L.	100.00%		Italy	Italy
TotalEnergies Ventures Emerging Markets	100.00%		France	France
TotalEnergies Ventures Europe	100.00%		France	France
TotalEnergies Ventures International	100.00%		France	France
TotalEnergies Wire 3, LLC	100.00%		United States	United States
TQN Hydro	100.00%		France	France
TQN Solar	100.00%		France	France
TQN Solar Nogara	50.00%	E	France	France
TQN Wind	100.00%		France	France
Transportadora de Gas del Mercosur S.A.	32.68%	E	Argentina	Argentina
Trofeo Solar, S.L.U.	100.00%		Spain	Spain
TSDG Asia Assets PTE. Ltd.	100.00%		Singapore	Singapore
TSGF SpA	50.00%	E	Chile	Chile
Tugboat Commercial Pledgor, LLC	50.83%		United States	United States
TW2 Tugboat, LLC	50.83%		United States	United States
TW3 Tugboat, LLC	50.83%		United States	United States
Ulsan Floating Offshore Wind Power Co., Ltd	50.00%	E	South Korea	South Korea
Valorene	66.00%		France	France
Vega Solar 1 S.A.P.I. de C.V.	50.83%		Mexico	Mexico
Vega Solar 2 S.A.P.I. de C.V.	50.83%		Mexico	Mexico
Vents D'Oc Centrale D'Energie Renouvelable 17	100.00%		France	France
Vents D'Oc Centrale D'Energie Renouvelable 18	100.00%		France	France
Vertigo	25.00%	E	France	France
Winche Solar, S.L.U.	100.00%		Spain	Spain
Wind 1029 GmbH	100.00%		Germany	Germany
Winergy	100.00%		France	France
WP France 21	100.00%		France	France
WP France 25	100.00%		France	France
WP France 27	100.00%		France	France
Yamal LNG (d)	29.73%	E	Russia	Russia
Yemen LNG Company Limited	39.62%	E	Bermuda	Yemen
Yunlin Holding Gmbh	23.00%	E	Germany	Germany
Zeeland Solar B.V.	100.00%		Netherlands	Netherlands

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Refining & Chemicals
	Appryl S.N.C	50.00%		France	France
	Atlantic Trading and Marketing Financial Inc.	100.00%		United States	United States
	Atlantic Trading and Marketing Inc.	100.00%		United States	United States
	Balzatex S.A.S.	100.00%		France	France
	Barry Controls Aerospace S.N.C.	100.00%		France	France
	BASF Total Petrochemicals LLC	40.00%		United States	United States
	Bay Junction Inc.	100.00%		United States	United States
	Bayport Polymers LLC	50.00%	E	United States	United States
	Borrachas Portalegre Ltda	100.00%		Portugal	Portugal
	BOU Verwaltungs GmbH	100.00%		Germany	Germany
	Buckeye Products Pileline LP	14.66%	E	United States	United States
	Catelsa-Caceres S.A.U.	100.00%		Spain	Spain
	Cie Tunisienne du Caoutchouc S.A.R.L.	100.00%		Tunisia	Tunisia
	Composite Industrie Maroc S.A.R.L.	100.00%		Morocco	Morocco
	Composite Industrie S.A.	100.00%		France	France
	Cosden, LLC	100.00%		United States	United States
	COS-MAR Company	50.00%		United States	United States
	Cray Valley (Guangzhou) Chemical Company, Limited	100.00%		China	China
	Cray Valley Czech	100.00%		Czech Republic	Czech Republic
	Cray Valley HSC Asia Limited	100.00%		China	Hong Kong
	Cray Valley Italia S.R.L.	100.00%		Italy	Italy
	Cray Valley S.A.	100.00%		France	France
	CSSA - Chartering and Shipping Services S.A.	100.00%		Switzerland	Switzerland
	Espa S.A.R.L.	100.00%		France	France
	Ethylene Est	99.98%		France	France
	Feluy Immobati	100.00%		Belgium	Belgium
	Fina Pipeline Co	100.00%		United States	United States
	FINA Technology, Inc.	100.00%		United States	United States
	Gasket (Suzhou) Valve Components Company, Limited	100.00%		China	China
	Gasket International S.R.L.	100.00%		Italy	Italy
	Grande Paroisse S.A.	100.00%		France	France
	Gulf Coast Pipeline LP	14.66%	E	United States	United States
	Hanwha Total Petrochemical Co. Limited	50.00%	E	South Korea	South Korea
	HBA Hutchinson Brasil Automotive Ltda	100.00%		Brazil	Brazil
	Hutchinson (UK) Limited	100.00%		United Kingdom	United Kingdom
Hutchinson (Wuhan) Automotive Rubber Products Company Limited	100.00%		China	China
Hutchinson Aeronautique & Industrie Limited	100.00%		Canada	Canada
Hutchinson Aerospace & Industry Inc.	100.00%		United States	United States
Hutchinson Aerospace GmbH	100.00%		Germany	Germany
Hutchinson Aftermarket USA Inc.	100.00%		United States	United States
Hutchinson Antivibration Systems Inc.	100.00%		United States	United States
Hutchinson Automotive Systems Company, Limited	100.00%		China	China
Hutchinson Autopartes Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Hutchinson Borrachas de Portugal Ltda	100.00%		Portugal	Portugal
Hutchinson Corporation	100.00%		United States	United States
Hutchinson d.o.o Ruma	100.00%		Serbia	Serbia
Hutchinson Do Brasil S.A.	100.00%		Brazil	Brazil
Hutchinson Fluid Management Systems Inc.	100.00%		United States	United States
Hutchinson GmbH	100.00%		Germany	Germany
Hutchinson Holding GmbH	100.00%		Germany	Germany
Hutchinson Holdings UK Limited	100.00%		United Kingdom	United Kingdom
Hutchinson Iberia S.A.	100.00%		Spain	Spain
Hutchinson Industrial Rubber Products (Suzhou) Company, Limited	100.00%		China	China
Hutchinson Industrias Del Caucho SAU	100.00%		Spain	Spain
Hutchinson Industries Inc.	100.00%		United States	United States
Hutchinson Japan Company Limited	100.00%		Japan	Japan
Hutchinson Korea Limited	100.00%		South Korea	South Korea
Hutchinson Maroc S.A.R.L. AU	100.00%		Morocco	Morocco
Hutchinson Poland SP ZO.O.	100.00%		Poland	Poland
Hutchinson Polymers S.N.C.	100.00%		France	France
Hutchinson Porto	100.00%		Portugal	Portugal
Hutchinson Precision Sealing Systems Inc.	100.00%		United States	United States
Hutchinson Research & Innovation Singapore PTE. Limited	100.00%		Singapore	Singapore
Hutchinson Rubber Products Private Limited Inde	100.00%		India	India
Hutchinson S.A.	100.00%		France	France
Hutchinson S.N.C.	100.00%		France	France
Hutchinson S.R.L. (Italie)	100.00%		Italy	Italy
Hutchinson S.R.L. (Roumanie)	100.00%		Romania	Romania
Hutchinson Sales Corporation	100.00%		United States	United States
Hutchinson Seal De Mexico S.A. de CV.	100.00%		Mexico	Mexico
Hutchinson Sealing Systems Inc.	100.00%		United States	United States
Hutchinson SRO	100.00%		Czech Republic	Czech Republic
Hutchinson Stop - Choc GmbH & CO. KG	100.00%		Germany	Germany
Hutchinson Suisse S.A.	100.00%		Switzerland	Switzerland
Hutchinson Transferencia de Fluidos S.A. de C.V.	100.00%		Mexico	Mexico
Hutchinson Tunisie S.A.R.L.	100.00%		Tunisia	Tunisia
Hutchinson Vietnam Company Limited	100.00%		Vietnam	Vietnam
Industrias Tecnicas De La Espuma SL	100.00%		Spain	Spain
Industrielle Desmarquoy S.N.C.	100.00%		France	France
Jehier S.A.S.	99.89%		France	France
Joint Precision Rubber	100.00%		France	France
KTN Kunststofftechnik Nobitz GmbH	100.00%		Germany	Germany
Laffan Refinery Company Limited	10.00%	E	Qatar	Qatar
Laffan Refinery Company Limited 2	10.00%	E	Qatar	Qatar
LaPorte Pipeline Company LP	19.96%	E	United States	United States
LaPorte Pipeline GP LLC	19.96%	E	United States	United States
Le Joint Francais S.N.C.	100.00%		France	France
Legacy Site Services Funding Inc.	100.00%		United States	United States
Legacy Site Services LLC	100.00%		United States	United States
Les Stratifies S.A.S.	100.00%		France	France
Lone Wolf Land Company	100.00%		United States	United States
Machen Land Limited	100.00%		United Kingdom	United Kingdom
Mide Technology Corporation	100.00%		United States	United States
Naphtachimie	50.00%		France	France
Olutex Oberlausitzer Luftfahrttextilien GmbH	100.00%		Germany	Germany
Pamargan (Malta) Products Limited	100.00%		Malta	Malta
Pamargan Products Limited	100.00%		United Kingdom	United Kingdom
Paulstra S.N.C.	100.00%		France	France
PFW Aerospace GmbH	100.00%		Germany	Germany
PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi	100.00%		Turkey	Turkey
PFW Uk Machining Ltd.	100.00%		United Kingdom	United Kingdom
Polyblend GmbH	100.00%		Germany	Germany
Qatar Petrochemical Company Q.S.C. (QAPCO)	20.00%	E	Qatar	Qatar
Qatofin Company Limited	49.09%	E	Qatar	Qatar
Resilium	100.00%		Belgium	Belgium
Retia	100.00%		France	France
Retia USA LLC	100.00%		United States	United States
San Jacinto Rail Limited	17.00%	E	United States	United States
Saudi Aramco Total Refining & Petrochemical Company	37.50%	E	Saoudia Arabia	Saoudia Arabia
Societe Bearnaise De Gestion Industrielle	100.00%		France	France
Societe du Pipeline Sud-Europeen	35.14%	E	France	France
Southeast Texas Pipelines LLC	40.00%		United States	United States
SPA Sonatrach Total Entreprise de Polymères	49.00%	E	Algeria	Algeria
Stillman Seal Corporation	100.00%		United States	United States
Stop-Choc (UK) Limited	100.00%		United Kingdom	United Kingdom
Synova	100.00%		France	France
Techlam S.A.S.	100.00%		France	France
Thermal Control Systems Automotive Sasu	100.00%		France	France
Total Activites Maritimes	100.00%		France	France
Total Atlantic Trading Mexico SA De CV	100.00%		Mexico	Mexico
Total Corbion PLA B.V.	50.00%	E	Netherlands	Netherlands
Total Energy Marketing A/S	100.00%		Denmark	Denmark
Total Opslag En Pijpleiding Nederland NV	55.00%		Netherlands	Netherlands
Total Petrochemicals (Shangai) Limited	100.00%		China	China
TotalEnergies Belgium Services	100.00%		Belgium	Belgium
TotalEnergies Laffan Refinery Holdco	100.00%		France	France
TotalEnergies Laffan Refinery Holdco II B.V.	100.00%		Netherlands	Netherlands
TotalEnergies Marketing Deutschland GmbH Refining (f)	100.00%		Germany	Germany
TotalEnergies Olefins Antwerp	100.00%		Belgium	Belgium
TotalEnergies One Tech Belgium	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Development Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Ecaussinnes	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals Feluy	100.00%		Belgium	Belgium
TotalEnergies Petrochemicals France	100.00%		France	France
TotalEnergies Petrochemicals Hong Kong Ltd	100.00%		Hong Kong	Hong Kong
TotalEnergies Petrochemicals Iberica	100.00%		Spain	Spain
TotalEnergies Petrochemicals UK Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Pipeline USA, Inc.	100.00%		United States	United States
TotalEnergies Polymers Antwerp	100.00%		Belgium	Belgium
TotalEnergies Raffinage Chimie	100.00%		France	France
TotalEnergies Raffinage France	100.00%		France	France
TotalEnergies Raffinerie Mitteldeutschland GmbH	100.00%		Germany	Germany
TotalEnergies Refinery Antwerp	100.00%		Belgium	Belgium
TotalEnergies Refinery Port Arthur, LLC	100.00%		United States	United States
TotalEnergies Refining & Chemicals Saudi Arabia	100.00%		France	France
TotalEnergies Renewable Fuels USA	100.00%		United States	United States
TotalEnergies Splitter USA, Inc.	100.00%		United States	United States
TotalEnergies Trading Asia Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Trading Canada LP	100.00%		Canada	Canada
TotalEnergies Trading Europe	100.00%		France	France
TotalEnergies Trading Holdings Canada Ltd	100.00%		Canada	Canada
TotalEnergies Trading Products S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Trading Storage S.A.	100.00%		Switzerland	Switzerland
TOTSA TotalEnergies Trading S.A.	100.00%		Switzerland	Switzerland
Totseanergy	49.00%	E	Belgium	Belgium
Transalpes S.N.C.	67.00%		France	France
Trans-Ethylene	99.98%		France	France
Vibrachoc S.A.U.	100.00%		Spain	Spain
Zeeland Refinery NV	55.00%		Netherlands	Netherlands

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Marketing & Services
	Alvea	100.00%		France	France
	Antilles Gaz	100.00%		France	France
	Argedis	100.00%		France	France
	Aristea	51.00%	E	Belgium	Belgium
	Arteco	49.99%	E	Belgium	Belgium
	AS 24	100.00%		France	France
	AS24 Belgie N.V.	100.00%		Belgium	Belgium
	AS24 Espanola S.A.	100.00%		Spain	Spain
	AS24 Fuel Cards Limited	100.00%		United Kingdom	United Kingdom
	AS24 Lithuanie	100.00%		Lithunia	Lithunia
	AS24 Polska SP ZO.O.	100.00%		Poland	Poland
	AS24 Tankservice GmbH	100.00%		Germany	Germany
	Charvet La Mure Bianco	100.00%		France	France
	Clean Energy	19.09%	E	United States	United States
	Compagnie Petroliere de l'Ouest - CPO	100.00%		France	France
	Cristal Marketing Egypt	84.62%		Egypt	Egypt
	Elf Oil UK Aviation Limited	100.00%		United Kingdom	United Kingdom
	Elf Oil UK Properties Limited	100.00%		United Kingdom	United Kingdom
	Fioulmarket.fr	100.00%		France	France
	Gapco Kenya Limited	100.00%		Kenya	Kenya
	Gapco Tanzania Limited	100.00%		Tanzania	Tanzania
	Guangzhou Elf Lubricants Company Limited	77.00%		China	China
	Gulf Africa Petroleum Corporation	100.00%		France	France
	Lubricants Vietnam Holding Limited	100.00%		Hong Kong	Hong Kong
	National Petroleum Refiners Of South Africa (PTY) Limited	18.22%	E	South Africa	South Africa
	Progeres S.A.S.	100.00%		France	France
	Quimica Vasca S.A.U.	100.00%		Spain	Spain
	Saudi Total Petroleum Products	51.00%	E	Saoudia Arabia	Saoudia Arabia
	Servauto Nederland B.V.	100.00%		Netherlands	Netherlands
	Societe d'exploitation de l'usine de Rouen	98.98%		France	France
	Societe mahoraise de stockage de produits petroliers	100.00%		France	France
	Societe Urbaine des Petroles	100.00%		France	France
	S-Oil Total Lubricants Company Limited	50.00%	E	South Korea	South Korea
	Source London Mobility Solutions Limited	100.00%		United Kingdom	United Kingdom
	South Asia LPG Private Limited	50.00%	E	India	India
	Stedis	100.00%		France	France
	Tas'Helat Marketing Company	50.00%	E	Saoudia Arabia	Saoudia Arabia
	Total (Fiji) Limited	100.00%		Fiji Islands	Fiji Islands
	Total Additifs et Carburants Speciaux	100.00%		France	France
	Total Bitumen UK Limited	100.00%		United Kingdom	United Kingdom
	Total Botswana (PTY) Limited	50.10%		Botswana	Botswana
	Total Brasil Distribuidora Ltda	100.00%		Brazil	Brazil
	Total Cambodge	100.00%		Cambodia	Cambodia
	Total Ceska Republika S.R.O.	100.00%		Czech Republic	Czech Republic
	Total China Investment Company Limited	100.00%		China	China
	Total Corse	100.00%		France	France
	Total Egypt	84.62%		Egypt	Egypt
	Total Especialidades Argentina	100.00%		Argentina	Argentina
	Total Fluides	100.00%		France	France
	Total Freeport Corporation	51.00%	E	Philippines	Philippines
	Total Glass Lubricants Europe GmbH	100.00%		Germany	Germany
	Total Jamaica Limited	100.00%		Jamaica	Jamaica
	Total Jordan PSC	100.00%		Jordan	Jordan
	Total Liban	100.00%		Lebanon	Lebanon
	Total Lubricants (China) Company Limited	77.00%		China	China
	Total Lubricants Taiwan Limited	63.00%		Taiwan	Taiwan
	Total Lubrifiants	99.98%		France	France
	Total Lubrifiants Service Automobile	99.98%		France	France
	Total Luxembourg S.A.	100.00%		Luxembourg	Luxembourg
	Total Marketing Egypt	84.62%		Egypt	Egypt
	Total Marketing Gabon	90.00%		Gabon	Gabon
	Total Marketing Middle East Free Zone	100.00%		United Arab Emirates	United Arab Emirates
Total Marketing Tchad	100.00%		Chad	Chad
Total Marketing Uganda	100.00%		Uganda	Uganda
Total Mexico S.A. de C.V.	100.00%		Mexico	Mexico
Total Niger S.A.	100.00%		Niger	Niger
Total Oil India Private Limited	100.00%		India	India
Total Outre-Mer	100.00%		France	France
Total Pacifique	100.00%		France	New Caledonia
Total Parco Pakistan Limited	50.00%	E	Pakistan	Pakistan
Total Petroleum (Shanghai) Company Limited	100.00%		China	China
Total Petroleum Ghana PLC	76.74%		Ghana	Ghana
Total Philippines Corporation	51.00%	E	Philippines	Philippines
Total Polska	100.00%		Poland	Poland
Total Polynesie	100.00%		France	French Polynesia
Total Proxi Energies Nord Est	100.00%		France	France
Total Sinochem Fuels Company Limited	49.00%	E	China	China
Total Sinochem Oil Company Limited	49.00%	E	China	China
Total Specialties USA Inc.	100.00%		United States	United States
Total Swaziland (PTY) Limited	50.10%		Swaziland	Swaziland
Total Tianjin Manufacturing Company Limited	77.00%		China	China
Total Togo	76.72%		Togo	Togo
Total Turkey Pazarlama	100.00%		Turkey	Turkey
Total UAE LLC	100.00%		United Arab Emirates	United Arab Emirates
Total Ukraine LLC	100.00%		Ukraine	Ukraine
Total Vietnam Limited	100.00%		Vietnam	Vietnam
Total Vostok	100.00%		Russia	Russia
TotalEnergies Aviation	100.00%		France	France
TotalEnergies Aviation Suisse S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Aviation Zambia Ltd	100.00%		Zambia	Zambia
TotalEnergies Bitumen Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Diesel Comercio e Transportes Brasil Ltda	100.00%		Brazil	Brazil
TotalEnergies Holdings Deutschland GmbH	100.00%		Germany	Germany
TotalEnergies Lubrifiants Algérie SPA	78.90%		Algeria	Algeria
TotalEnergies Marine Fuels Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Marketing & Services	100.00%		France	France
TotalEnergies Marketing (Hubei) Co., Ltd	100.00%		China	China
TotalEnergies Marketing African Holdings Ltd	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Angola S.A.	50.00%	E	Angola	Angola
TotalEnergies Marketing Asia-Pacific Middle East Pte. Ltd	100.00%		Singapore	Singapore
TotalEnergies Marketing Belgium	100.00%		Belgium	Belgium
TotalEnergies Marketing Burkina	100.00%		Burkina Faso	Burkina Faso
TotalEnergies Marketing Cameroun S.A.	67.01%		Cameroon	Cameroon
TotalEnergies Marketing Caraibes	100.00%		France	France
TotalEnergies Marketing Congo	100.00%		Congo	Congo
TotalEnergies Marketing Côte d'Ivoire	72.99%		Côte d'Ivoire	Côte d'Ivoire
TotalEnergies Marketing Denmark A/S	100.00%		Denmark	Denmark
TotalEnergies Marketing España, S.A.U.	100.00%		Spain	Spain
TotalEnergies Marketing Ethiopia Share Company	100.00%		Ethiopia	Ethiopia
TotalEnergies Marketing France	100.00%		France	France
TotalEnergies Marketing Guadeloupe	100.00%		France	Guadeloupe
TotalEnergies Marketing Guinea Ecuatorial	70.00%		Equatorial Guinea	Equatorial Guinea
TotalEnergies Marketing Guinée	100.00%		Guinea	Guinea
TotalEnergies Marketing Holdings Africa	100.00%		France	France
TotalEnergies Marketing Holdings Asia	100.00%		France	France
TotalEnergies Marketing Holdings India	100.00%		France	France
TotalEnergies Marketing Italia SpA	100.00%		Italy	Italy
TotalEnergies Marketing Kenya PLC	93.96%		Kenya	Kenya
TotalEnergies Marketing Madagasikara S.A.	79.44%		Madagascar	Madagascar
TotalEnergies Marketing Malawi Ltd	100.00%		Malawi	Malawi
TotalEnergies Marketing Mali	100.00%		Mali	Mali
TotalEnergies Marketing Maroc	55.00%		Morocco	Morocco
TotalEnergies Marketing Mauritius Ltd	55.00%		Mauritius Island	Mauritius Island
TotalEnergies Marketing Mayotte	100.00%		France	Mayotte
TotalEnergies Marketing Moçambique S.A.	100.00%		Mozambique	Mozambique
TotalEnergies Marketing Namibia (Pty) Ltd	50.10%		Namibia	Namibia
TotalEnergies Marketing Nederland NV	100.00%		Netherlands	Netherlands
TotalEnergies Marketing Nigeria PLC	61.72%		Nigeria	Nigeria
TotalEnergies Marketing Puerto Rico	100.00%		Puerto Rico	Puerto Rico
TotalEnergies Marketing RDC	60.00%		Democratic Republic of Congo	Democratic Republic of Congo
TotalEnergies Marketing Réunion	100.00%		France	Reunion
TotalEnergies Marketing Romania S.A.	100.00%		Romania	Romania
TotalEnergies Marketing Sénégal	69.14%		Senegal	Senegal
TotalEnergies Marketing South Africa (Pty) Ltd	50.10%		South Africa	South Africa
TotalEnergies Marketing Tanzania Ltd	100.00%		Tanzania	Tanzania
TotalEnergies Marketing Tunisie	100.00%		Tunisia	Tunisia
TotalEnergies Marketing Uganda Ltd	100.00%		Uganda	Uganda
TotalEnergies Marketing UK Limited	100.00%		United Kingdom	United Kingdom
TotalEnergies Marketing Zambia Ltd	100.00%		Zambia	Zambia
TotalEnergies Marketing Zimbabwe (Private) Ltd	80.00%		Zimbabwe	Zimbabwe
TotalEnergies Singapore Services Pte Ltd	100.00%		Singapore	Singapore
TotalEnergies Supply Marketing Services S.A.	100.00%		Switzerland	Switzerland
TotalEnergies Three Gorges Charging Services (Hubei) Co., Ltd	50.00%	E	China	China
TotalEnergies Wärme&Kraftstoff Deutschland GmbH	100.00%		Germany	Germany
Totalgaz Vietnam LLC	100.00%		Vietnam	Vietnam
Trapil	5.50%	E	France	France
Upbeatprops 100 PTY Limited	50.10%		South Africa	South Africa
V Energy S.A.	100.00%		Dominican Republic	Dominican Republic

Business		% Company		Country of	Country of
segment	Statutory corporate name	interest	Method	incorporation	operations
Corporate
	Albatros	100.00%		France	France
	Elf Aquitaine Fertilisants	100.00%		France	France
	Elf Aquitaine Inc.	100.00%		United States	United States
	Elf Forest Products LLC	100.00%		United States	United States
	Omnium Reinsurance Company S.A.	100.00%		Switzerland	Switzerland
	Pan Insurance Limited	100.00%		Ireland	Ireland
	Septentrion Participations	100.00%		France	France
	Socap S.A.S.	100.00%		France	France
	Societe Civile Immobiliere CB2	100.00%		France	France
	Sofax Banque	100.00%		France	France
	Total Corporate Management (Beijing) Company Limited	100.00%		China	China
	Total Digital Factory	100.00%		France	France
	Total Facilities Management Services (TFMS)	100.00%		France	France
	Total Global IT Services (TGITS)	100.00%		France	France
	Total Global Procurement (TGP)	100.00%		France	France
	Total Global Procurement Belgium S.A. (TGPB)	100.00%		Belgium	Belgium
	Total Global Services Bucharest	99.01%		Romania	Romania
	Total Global Services Philippines	100.00%		Philippines	Philippines
	Total International NV	100.00%		Netherlands	Netherlands
	Total Learning Solutions (TLS)	100.00%		France	France
	Total Operations Canada Limited	100.00%		Canada	Canada
	Total Overseas Holding (PTY) Limited	100.00%		South Africa	Netherlands
	Total Resources (Canada) Limited	100.00%		Canada	Canada
	TotalEnergies American Services, Inc.	100.00%		United States	United States
	TotalEnergies Capital	100.00%		France	France
	TotalEnergies Capital Canada Ltd	100.00%		Canada	Canada
	TotalEnergies Capital International	100.00%		France
	TotalEnergies Consulting	100.00%		France	France
	TotalEnergies Delaware, Inc.	100.00%		United States	United States
	TotalEnergies Développement Régional S.A.S.	100.00%		France	France
	TotalEnergies EP Gestion Filiales	100.00%		France	France
	TotalEnergies Finance	100.00%		France	France
	TotalEnergies Finance Corporate Services Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Finance International B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Finance USA, Inc.	100.00%		United States	United States
	TotalEnergies Funding Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Gestion USA	100.00%		France	France
	TotalEnergies Global Financial Services	100.00%		France	France
	TotalEnergies Global Human Resources Services	100.00%		France	France
	TotalEnergies Global Information Technology Services Belgium	99.98%		Belgium	Belgium
	TotalEnergies Holding Allemagne	100.00%		France	France
	TotalEnergies Holdings	100.00%		France	France
	TotalEnergies Holdings Europe	100.00%		France	France
	TotalEnergies Holdings International B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies Holdings UK Ltd	100.00%		United Kingdom	United Kingdom
	TotalEnergies Holdings USA, Inc.	100.00%		United States	United States
	TotalEnergies Investments	100.00%		France	France
	TotalEnergies Marketing Holding Nederland B.V.	100.00%		Netherlands	Netherlands
	TotalEnergies One Tech	100.00%		France	France
	TotalEnergies Participations	100.00%		France	France
	TotalEnergies Petrochemicals & Refining (Holding)	100.00%		Belgium	Belgium
	TotalEnergies Petrochemicals & Refining USA, Inc. (f)	100.00%		United States	United States
	TotalEnergies SE	–		France	France
	TotalEnergies Security USA, Inc.	100.00%		United States	United States
	TotalEnergies Treasury	100.00%		France	France
	TotalEnergies Treasury Belgium	100.00%		Belgium	Belgium
	TotalEnergies UK Finance Ltd	100.00%		United Kingdom	United Kingdom

(a) % of control different from % of interest : 49%

(b) % of control different from % of interest : 10%

(c) % of control different from % of interest : 5.80%

(d) % of control different from % of interest : 20.02%

(e) % of control different from % of interest : 75.16%

(f) Multi-segment entities